Related Party Balances And Transactions - Schedule of the Major Related Parties Transactions (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shanghai China Europe [Member]
Related Party Transaction [Line Items]
Purchase of service	¥ 3,561	¥ 0	¥ 0
Suzhou Yunzheng [Member]
Related Party Transaction [Line Items]
Purchase of service	836	404	245
Shanghai Fenghe [Member]
Related Party Transaction [Line Items]
Loan to related parties	2,000	0	0
Xiaoyan Lu [Member]
Related Party Transaction [Line Items]
Advances for the Group's operation	1,943	0	0
Collection of unused advances for the Group's operation	1,455	0	0
Yazhou Wu [Member]
Related Party Transaction [Line Items]
Advances for the Group's operation	3,300	0	0
Collection of unused advances for the Group's operation	3,300	0	0
Sales Channel, Directly to Consumer [Member] | Shanghai China Europe [Member]
Related Party Transaction [Line Items]
Sales of service	219	0	0
Sales Channel, Directly to Consumer [Member] | Suzhou Yunzheng [Member]
Related Party Transaction [Line Items]
Sales of service	¥ 40	¥ 57	¥ 0